Brown Advisory Funds
901 South Bond Street, Suite 400
Baltimore, Maryland 21231

March 2, 2017

VIA EDGAR TRANSMISSION
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington D.C.  20549

Re:	Brown Advisory Funds (the “Trust”)
File Nos.: 333-181202 and 811-22708

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 34 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 36 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of making changes to the objective and principal investment strategies of the Brown Advisory Emerging Markets Small-Cap Fund (the “Fund”). In addition, the Fund will be renamed as the Brown Advisory – Macquarie Asia New Stars Fund.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing would be effective 60 days after filing. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to Patrick Turley of Dechert LLP at (202) 261-3364.

Very truly yours,

/s/ Edward Paz

Edward Paz
Secretary

cc:     Carey Taylor, Brown Advisory Funds
          Patrick Turley, Dechert LLP